Share-Based Compensation - Activity for Company's Options (Detail) (USD $)		6 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]		Jun. 30, 2013 Tronox Incorporated Management Equity Incentive Plan [Member]	Jun. 30, 2012 Tronox Incorporated Management Equity Incentive Plan [Member]	Dec. 31, 2012 Successor [Member] Tronox Limited Management Equity Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2012 Successor [Member] Tronox Incorporated Management Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance		612,439					1,177,995
Balance at December 31, 2011				345,000			345,000
Number of Options issued		1,553,110
Number of Options converted to Tronox Limited in connection with the Transaction				(517,330)	517,330	517,330
Number of Options issued		50,000		172,330	135,895	247,904	172,330
Number of Options, Options expired		(32,822)
Number of Options, Options converted/transferred							(517,330)
Number of Options forfeited		(18,204)				(159,880)
Number of Options vested						(76,595)	(810,145)
Number of Options, Ending Balance		2,064,523			653,225	528,759
Number of Options, Outstanding awards expected to vest		1,801,008			618,095	491,416
Price, Beginning Balance		$ 24.81		$ 22.00			$ 22.00
Exercisable at June 30, 2012	165,012				7,440
Price, Options issued		$ 19.10
Options converted to Tronox Limited in connection with the Transaction				$ 24.56	$ 24.56	$ 24.56
Price, Options exercised		$ 22.00		$ 29.69	$ 25.90	$ 23.83	$ 29.69
Price, Options converted/transferred							$ 24.56
Price, Options expired		$ 25.65
Contractual life years, options price converted in connection with the transaction						9 years 1 month 6 days
Price, Options forfeitures		$ 20.40				$ 22.55
Price, Options vested						$ 22.25
Contractual Life Years, Options converted/transferred							9 years 7 months 2 days
Price, Ending Balance		$ 20.61			$ 24.84	$ 25.16
Contractual Life Years, Ending Balance
Price, Outstanding awards expected to vest		$ 20.20			$ 24.86	$ 25.23
Exercisable at June 30, 2013		$ 25.14			$ 24.60
Contractual life years, beginning balance			[1]				9 years 11 months 12 days
Intrinsic value, Stock options converted in connection with the transaction intrinsic value
Contractual Life Years, Options issued			[1]			9 years 7 months 13 days	9 years 10 months 13 days
Contractual life years, Options exercised			[1]
Intrinsic value, Options forfeited
Intrinsic Value, Options converted/transferred							700,000
Contractual life years, Options expired			[1]
Intrinsic value, Options vested
Contractual life years, options forfeited			[1]
Contractual life years, ending balance		9 years 5 months 16 days	[1]		9 years 8 months 5 days	9 years 4 months 17 days
Contractual life, Outstanding awards expected to vest		9 years 6 months 11 days	[1]		9 years 8 months 5 days	9 years 4 months 24 days
Contractual life years, Exercisable		8 years 10 months 10 days	[1]		9 years 6 months 7 days
Intrinsic Value, Beginning Balance			[2]				700,000
Intrinsic value, Options issued			[2]
Intrinsic value, Options exercised			[2]
Intrinsic value, Options expired			[2]
Intrinsic Value, Ending Balance		2	[2]		1,000,000
Intrinsic Value ,Outstanding awards expected to vest		2	[2]		1,000,000
Exercisable at June 30, 2012			[2]

[1]	Represents weighted average exercise price and weighted average remaining contractual life, as applicable.
[2]	Reflects aggregate intrinsic value based on the difference between the market price of the Company's shares at June 30, 2013 and the options' exercise price. The intrinsic value for shares exercised is based on the market value on the date of exercise.